Acquisitions (Allocation of Purchase Price, Internet Service Business Acquired in May 2014) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 344,630	$ 29,509	$ 4,628
Internet service company acquired in May 2014 [Member]
Business Acquisition [Line Items]
Cash				49,564
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities				(10,372)
Goodwill				148,751
Deferred tax liability				(2,076)
Non-controlling interest				(65,375)
Total				134,332
Internet service company acquired in May 2014 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets				9,377
Internet service company acquired in May 2014 [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Intangible assets				3,259
Internet service company acquired in May 2014 [Member] | Customer relationship [Member]
Business Acquisition [Line Items]
Intangible assets				$ 1,204